Shareholders’ Equity - Schedule of Share Capital (Details) - Ordinary Shares [Member] - shares	Dec. 31, 2024	Dec. 31, 2023
Shareholders’ Equity - Schedule of Share Capital (Details) [Line Items]
Ordinary shares, Authorized	100,000,000	100,000,000
Ordinary shares, Issued	24,252,096	15,652,176
Ordinary shares, Outstanding	24,252,096	15,652,176